American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
November 30, 2021

Avantis Real Estate ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Diversified REITs — 9.1%
Abacus Property Group	4,327	11,005
Activia Properties, Inc.	2	7,630
Alarko Gayrimenkul Yatirim Ortakligi AS	206	417
Alexander & Baldwin, Inc.	290	6,389
Argosy Property Ltd.	4,567	4,591
BMO Commercial Property Trust Ltd.	3,834	5,156
British Land Co. plc (The)	6,560	44,355
Broadstone Net Lease, Inc.	669	16,725
Centuria Capital Group	3,540	8,064
Charter Hall Group	3,456	46,953
Charter Hall Long Wale REIT	3,322	11,400
Cofinimmo SA	331	52,053
Cromwell European Real Estate Investment Trust	1,500	4,274
Daiwa House REIT Investment Corp.	19	54,390
ESCON Japan Reit Investment Corp.	2	2,400
Essential Properties Realty Trust, Inc.	603	16,299
Fibra Uno Administracion SA de CV	12,600	11,605
Gecina SA	825	111,161
GPT Group (The)	18,156	67,744
Growthpoint Properties Australia Ltd.	1,330	3,897
Growthpoint Properties Ltd.	38,116	32,020
Hankyu Hanshin REIT, Inc.	4	5,586
Heiwa Real Estate REIT, Inc.	4	5,320
ICADE	286	20,313
Industrials REIT Ltd.	770	1,848
Is Gayrimenkul Yatirim Ortakligi AS(1)	2,642	495
LXI REIT plc	3,652	7,194
Menivim- The New REIT Ltd.	2,855	2,081
Merlin Properties Socimi SA	2,509	27,956
Mirvac Group	29,870	60,478
Nexus Real Estate Investment Trust	100	914
NIPPON REIT Investment Corp.	2	7,444
Nomura Real Estate Master Fund, Inc.	22	31,365
NTT UD REIT Investment Corp.	12	15,921
One Liberty Properties, Inc.	104	3,383
OUE Commercial Real Estate Investment Trust	11,300	3,688
Redefine Properties Ltd.(1)	26,870	8,426
Reit 1 Ltd.	1,964	13,538
Secure Income REIT plc	1,368	7,219
Sekisui House Reit, Inc.	19	13,838
Standard Life Investment Property Income Trust Ltd.	1,982	1,963
Stockland, REIT	14,099	43,528
STORE Capital Corp.	866	28,526
Stride Property Group	2,291	3,248
Sunlight Real Estate Investment Trust	8,000	4,648
Tokyu REIT, Inc.	6	9,871
United Urban Investment Corp.	10	12,775
Washington Real Estate Investment Trust	590	14,868

WP Carey, Inc.	831	63,447
XYMAX REIT Investment Corp.	2	1,960
Ziraat Gayrimenkul Yatirim Ortakligi AS(1)	34,806	6,049
		946,418
Health Care REITs — 6.6%
Aedifica SA	269	36,027
Assura plc	20,263	18,205
CareTrust REIT, Inc.	200	4,042
Community Healthcare Trust, Inc.	85	3,658
Global Medical REIT, Inc.	226	3,693
Health Care & Medical Investment Corp.	2	2,729
Healthcare Realty Trust, Inc.	977	30,600
Healthcare Trust of America, Inc., Class A	1,048	35,590
Healthpeak Properties, Inc.	3,522	115,733
Impact Healthcare Reit plc	1,280	2,017
LTC Properties, Inc.	116	3,684
National Health Investors, Inc.	144	7,523
NorthWest Healthcare Properties Real Estate Investment Trust	400	4,136
Parkway Life Real Estate Investment Trust	2,600	9,389
Physicians Realty Trust	939	16,742
Primary Health Properties plc	10,498	20,957
Universal Health Realty Income Trust	55	3,062
Ventas, Inc.	2,474	116,080
Vital Healthcare Property Trust	3,894	7,609
Welltower, Inc.	3,022	240,612
		682,088
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	698	10,484
Ascott Residence Trust	15,200	10,997
CDL Hospitality Trusts	7,800	6,374
DiamondRock Hospitality Co.(1)	409	3,562
Far East Hospitality Trust	4,300	1,825
Hoshino Resorts REIT, Inc.	1	5,624
Host Hotels & Resorts, Inc.(1)	3,449	54,149
Japan Hotel REIT Investment Corp.	29	14,998
Ryman Hospitality Properties, Inc.(1)	270	20,898
Sunstone Hotel Investors, Inc.(1)	613	6,663
		135,574
Industrial REITs — 19.4%
AIMS APAC REIT	3,700	3,795
Americold Realty Trust	653	21,314
ARA LOGOS Logistics Trust	9,600	6,265
Ascendas Real Estate Investment Trust	28,800	61,549
Centuria Industrial REIT	2,160	5,724
CRE Logistics REIT, Inc.	4	7,732
Deutsche Industrie REIT AG	195	5,129
Dexus Industria REIT	1,111	2,590
Dream Industrial Real Estate Investment Trust	500	6,360
Duke Realty Corp.	3,132	182,690
EastGroup Properties, Inc.	312	63,554
Equites Property Fund Ltd.	3,809	5,011
First Industrial Realty Trust, Inc.	759	45,851
Frasers Logistics & Commercial Trust	13,500	14,521
GLP J-Reit	25	39,832

Goodman Group	10,786	188,261
Goodman Property Trust	5,640	9,453
Granite Real Estate Investment Trust	200	15,428
Industrial & Infrastructure Fund Investment Corp.	14	25,097
Industrial Logistics Properties Trust	182	4,033
Innovative Industrial Properties, Inc.	120	30,820
Intervest Offices & Warehouses NV	96	2,976
Itochu Advance Logistics Investment Corp.	2	3,031
Japan Logistics Fund, Inc.	8	22,215
LaSalle Logiport REIT	13	21,513
Lexington Realty Trust	2,126	31,996
Londonmetric Property plc	6,027	21,741
Macquarie Mexico Real Estate Management SA de CV	4,100	4,727
Mapletree Industrial Trust	10,400	20,092
Mapletree Logistics Trust	23,800	32,375
Mitsubishi Estate Logistics REIT Investment Corp.	2	8,358
Mitsui Fudosan Logistics Park, Inc.	4	20,612
Monmouth Real Estate Investment Corp.	390	8,100
Montea NV	114	16,501
Nippon Prologis REIT, Inc.	13	42,459
PLA Administradora Industrial S de RL de CV	7,600	9,130
Plymouth Industrial REIT, Inc.	125	3,719
Prologis Property Mexico SA de CV	4,500	10,103
ProLogis, Inc.	3,865	582,649
Rexford Industrial Realty, Inc.	629	44,080
Segro plc	9,509	177,715
SOSiLA Logistics REIT, Inc.	4	5,650
STAG Industrial, Inc.	882	38,438
Summit Industrial Income REIT	1,000	17,629
Terreno Realty Corp.	324	24,673
Tritax Big Box REIT plc	11,129	35,174
Urban Logistics REIT plc	1,597	3,576
Warehouse Reit plc	1,800	3,864
Warehouses De Pauw, CVA	1,261	58,570
		2,016,675
Office REITs — 7.3%
Alexandria Real Estate Equities, Inc.	805	161,056
Allied Properties Real Estate Investment Trust	200	6,458
alstria office REIT AG	444	9,810
AREIT, Inc.	8,600	7,922
Centuria Office REIT	2,009	3,225
Cousins Properties, Inc.	1,016	38,364
Daiwa Office Investment Corp.	2	12,613
Derwent London plc	1,012	45,870
Dexus	7,374	58,287
Dream Office Real Estate Investment Trust	200	3,386
Easterly Government Properties, Inc.	491	10,296
GDI Property Group	3,492	2,707
Great Portland Estates plc	2,352	22,462
Hibernia REIT plc	5,207	7,696
Highwoods Properties, Inc.	456	19,699
Inmobiliaria Colonial Socimi SA	2,448	22,128
Japan Excellent, Inc.	4	4,695
Japan Prime Realty Investment Corp.	5	17,861
Japan Real Estate Investment Corp.	11	63,661

JBG SMITH Properties	285	7,920
Kenedix Office Investment Corp.	2	12,176
Keppel Pacific Oak US REIT	4,600	3,637
Keppel REIT	7,700	6,258
Kilroy Realty Corp.	557	35,943
Manulife US Real Estate Investment Trust	6,200	4,402
Mori Hills REIT Investment Corp.	8	10,633
Nippon Building Fund, Inc.	14	86,519
NSI NV	215	8,501
One REIT, Inc.	1	2,598
Orion Office REIT, Inc.(1)	215	3,821
Orix JREIT, Inc.	18	28,703
Postal Realty Trust, Inc.	28	486
Precinct Properties New Zealand Ltd.	8,169	8,653
Prime US REIT	3,500	2,922
Prosperity REIT	8,000	3,078
Sankei Real Estate, Inc.	2	2,192
True North Commercial Real Estate Investment Trust	400	2,204
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	1,538	197
Workspace Group plc	789	8,354
		757,393
Residential REITs — 15.8%
Advance Residence Investment Corp.	9	27,696
Altarea SCA	63	11,604
American Campus Communities, Inc.	648	33,528
American Homes 4 Rent, Class A	1,045	41,894
Apartment Income REIT Corp.	678	34,415
AvalonBay Communities, Inc.	836	199,695
Boardwalk Real Estate Investment Trust	400	16,658
BRT Apartments Corp.	28	527
BSR Real Estate Investment Trust	64	1,052
Camden Property Trust	737	121,760
Canadian Apartment Properties REIT	700	31,157
Care Property Invest NV	167	4,829
Centerspace	75	7,664
Civitas Social Housing plc	818	1,003
Comforia Residential REIT, Inc.	3	8,461
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,576	1,734
Equity Lifestyle Properties, Inc.	1,257	102,194
Equity Residential	2,371	202,270
Essex Property Trust, Inc.	381	129,327
Flagship Communities REIT	101	1,921
GCP Student Living plc	2,745	7,702
Independence Realty Trust, Inc.	457	11,197
Ingenia Communities Group	2,650	11,536
InterRent Real Estate Investment Trust	400	5,163
Invitation Homes, Inc.	2,419	97,824
Irish Residential Properties REIT plc	2,140	3,677
Kenedix Residential Next Investment Corp.	4	7,281
Killam Apartment Real Estate Investment Trust	400	6,901
Mid-America Apartment Communities, Inc.	752	155,100
Minto Apartment Real Estate Investment Trust	100	1,705
Nippon Accommodations Fund, Inc.	4	21,922
PRS REIT plc (The)	2,515	3,358
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	930	271

Sun Communities, Inc.	803	151,430
Triple Point Social Housing Reit plc	802	1,009
UDR, Inc.	2,284	129,571
UMH Properties, Inc.	203	4,685
UNITE Group plc (The)	1,943	27,418
Xior Student Housing NV	121	6,810
		1,633,949
Retail REITs — 14.6%
AEON REIT Investment Corp.	8	10,744
Agree Realty Corp.	355	23,984
Aventus Group	1,504	3,579
BWP Trust	4,533	13,246
Capital & Counties Properties plc	1,492	3,198
CapitaLand Integrated Commercial Trust	47,000	72,448
Carmila SA	781	10,863
Charter Hall Retail REIT	6,263	18,444
Choice Properties Real Estate Investment Trust	1,100	12,167
Crombie Real Estate Investment Trust	400	5,370
CT Real Estate Investment Trust	200	2,594
Federal Realty Investment Trust	604	74,093
First Capital Real Estate Investment Trust	600	8,229
Fortune Real Estate Investment Trust	15,000	15,390
Frasers Centrepoint Trust	7,300	12,125
Frontier Real Estate Investment Corp.	5	21,953
Fukuoka REIT Corp.	4	5,764
Getty Realty Corp.	124	3,786
HomeCo Daily Needs REIT	2,663	2,609
Hyprop Investments Ltd.	3,042	6,157
Japan Metropolitan Fund Invest	60	51,769
Kenedix Retail REIT Corp.	2	4,950
Kimco Realty Corp.	4,623	103,648
Kite Realty Group Trust	1,010	20,321
Kiwi Property Group Ltd.	13,667	10,754
Link REIT	11,400	98,824
LOTTE Reit Co. Ltd.	1,914	8,769
Mapletree Commercial Trust	14,200	21,171
National Retail Properties, Inc.	982	43,306
NETSTREIT Corp.	158	3,372
Phillips Edison & Co., Inc.	97	3,043
Realty Income Corp.	3,240	220,061
Regency Centers Corp.	1,097	76,066
Resilient REIT Ltd.	3,707	13,005
Retail Opportunity Investments Corp.	516	9,061
Retail Value, Inc.	36	219
RioCan Real Estate Investment Trust	1,600	26,616
Sasseur Real Estate Investment Trust	1,200	782
Shaftesbury plc	1,111	9,096
Shopping Centres Australasia Property Group	6,692	13,178
Simon Property Group, Inc.	2,160	330,134
SITE Centers Corp.	1,249	18,810
SmartCentres Real Estate Investment Trust	400	9,337
SPH REIT	4,100	2,986
Spirit Realty Capital, Inc.	534	23,795
Starhill Global REIT	11,500	5,269
Supermarket Income Reit plc	4,514	7,328

Urstadt Biddle Properties, Inc., Class A	193	3,644
Vastned Retail NV	70	1,788
Vicinity Centres	26,112	31,294
Vukile Property Fund Ltd.	6,304	4,973
Waypoint REIT	3,995	7,285
		1,511,397
Specialized REITs — 25.7%
American Tower Corp.	2,443	641,239
Arena REIT	2,158	6,847
Automotive Properties Real Estate Investment Trust	200	2,053
Big Yellow Group plc	1,214	26,442
Charter Hall Social Infrastructure REIT	2,786	7,428
CoreSite Realty Corp.	177	30,276
Crown Castle International Corp.	1,763	320,249
CubeSmart	1,145	61,738
CyrusOne, Inc.	425	37,834
Digital Realty Trust, Inc.	938	157,340
Equinix, Inc.	406	329,753
ESR Kendall Square REIT Co. Ltd.	1,090	6,106
Extra Space Storage, Inc.	639	127,800
Four Corners Property Trust, Inc.	368	9,943
Gaming and Leisure Properties, Inc.	950	42,864
Hotel Property Investments	1,196	2,938
Keppel DC REIT	5,000	8,595
Koramco Energy Plus Reit	1,040	5,532
Lamar Advertising Co., Class A	505	55,176
Life Storage, Inc.	543	71,752
MGM Growth Properties LLC, Class A	702	25,700
National Storage Affiliates Trust	424	26,025
National Storage REIT	6,392	11,423
Public Storage	1,133	370,922
Rayonier, Inc.	348	13,144
Rural Funds Group	2,069	4,351
Safehold, Inc.	65	4,650
Safestore Holdings plc	1,281	22,691
SBA Communications Corp.	503	172,931
Uniti Group, Inc.	861	11,426
VICI Properties, Inc.	1,875	51,000
		2,666,168
TOTAL COMMON STOCKS (Cost $10,351,859)		10,349,662
RIGHTS†
Residential REITs
Altarea SCA(1)	32	70
Industrial REITs
Mapletree Logistics Trust(1)	880	13
TOTAL RIGHTS (Cost $—)		83
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,677)	8,677	8,677
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,360,536)		10,358,422
OTHER ASSETS AND LIABILITIES — 0.1%		12,933
TOTAL NET ASSETS — 100.0%		$10,371,355

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Diversified REITs	149,637	796,781	—
Health Care REITs	581,019	101,069	—
Hotel & Resort REITs	95,756	39,818	—
Industrial REITs	1,081,917	934,758	—
Office REITs	288,546	468,847	—
Residential REITs	1,425,002	208,947	—
Retail REITs	957,343	554,054	—
Specialized REITs	2,561,762	104,406	—
Rights	—	83	—
Temporary Cash Investments	8,677	—	—
	7,149,659	3,208,763	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.